GOODWILL (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Impairment charges			$ 428	$ 1,798
Write-down of goodwill			$ 0	$ 1,449
Write-down of intangible assets	$ 428
Points Travel cash-generating units [Member]
Disclosure of information for cash-generating units [line items]
Impairment charges		$ 1,798
Write-down of goodwill		1,449
Write-down of right-of-use assets		150
Write-down of prepaid expenses and other assets		172
Write-down of intangible assets		$ 27
Discount rate applied to cash flow projections		23.40%